Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations
BUSINESS COMBINATIONS
Orillia Power Purchase Agreement
In August 2016, the Company reached an agreement to acquire Orillia Power Distribution Corporation (Orillia Power), an electricity distribution company located in Simcoe County, Ontario, from the City of Orillia for approximately $41 million, including the assumption of approximately $15 million in outstanding indebtedness and regulatory liabilities, subject to closing adjustments and regulatory approval by the OEB. In September 2016, Hydro One filed an application with the OEB to acquire Orillia Power, which was denied by the OEB on April 12, 2018. On September 26, 2018, Hydro One filed a new application with the OEB for approval to acquire Orillia Power.
Peterborough Distribution Purchase Agreement
On July 31, 2018, Hydro One reached an agreement to acquire the business and distribution assets of Peterborough Distribution Inc. (Peterborough Distribution), an electricity distribution company located in east central Ontario, from the City of Peterborough for approximately $105 million. The acquisition is conditional upon the satisfaction of customary closing conditions and approval by the OEB and the Competition Bureau. On October 12, 2018, the Company filed an application with the OEB for approval of the acquisition. On November 14, 2018, the Competition Bureau issued no action letter, meaning that transaction can proceed from the Competition Bureau’s position.